As filed with the U.S. Securities and Exchange Commission on March 28, 2022
File No. 333-108394
File No.: 811-21422

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 236	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 237	☒

Trust for Advised Portfolios
(Exact Name of Registrant as Specified in Charter)
615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)
(626) 914-7385
(Registrant’s Telephone Number, Including Area Code)
The Corporation Trust Company
1209 Orange Street
Corporation Trust Center
Wilmington, DE 19801
(Name and Address of Agent for Service)

Copies to:

Christopher E. Kashmerick, President Trust for Advised Portfolios c/o U.S. Bank Global Fund Services 777 East Wisconsin Avenue, 10th Floor Milwaukee, Wisconsin 53202	Christopher D. Menconi, Esquire Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue NW Washington, D.C. 20004

As soon as practical after the effective date of this Registration Statement
(Approximate Date of Proposed Public Offering)
It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☒	On April 29, 2022 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485
The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 224 (the “Amendment”) to its Registration Statement (filed on September 15, 2021) until April 29, 2022 for series GIA Core Plus Fund.  Parts A, B and C of the Amendment are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act and the 1940 Act, the Registrant certifies that this Post-Effective Amendment No. 236 to its Registration Statement meets all of the requirements for effectiveness under Rule 485(b) and has duly caused this Post-Effective Amendment No. 236 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 28th day of March 2022.

Trust for Advised Portfolios

By: /s/ Christopher E. Kashmerick
Christopher E. Kashmerick
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 236 to its Registration Statement has been signed below by the following persons in the capacities and on the dates

Signature	Title	Date

John C. Chrystal*	Trustee	March 28, 2022
John C. Chrystal

Harry E. Resis*	Trustee	March 28, 2022
Harry E. Resis

Brian S. Ferrie*	Trustee	March 28, 2022
Brian S. Ferrie

Wan-Chong Kung*	Trustee	March 28, 2022
Wan-Chong Kung

/s/ Christopher E. Kashmerick	Trustee	March 28, 2022
Christopher E. Kashmerick

/s/ Christopher E. Kashmerick	President and Principal Executive Officer	March 28, 2022
Christopher E. Kashmerick

/s/ Russell B. Simon	Treasurer and Principal Financial Officer (principal accounting officer)	March 28, 2022
Russell B. Simon

*By: /s/ Christopher E. Kashmerick		March 28, 2022
Christopher E. Kashmerick Attorney-In Fact pursuant to Power of Attorney